AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
1 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 80.64%
ASSET-BACKED SECURITIES — 11.14%**
Access Group, Inc.,
Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
2.32% 07/25/56
1,2
$ 10,816 $ 10,465
Aimco CLO 11 Ltd.,
Series 2020-11A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
2.17% 10/17/34
1,2,3
100,000 96,773
Barings CLO Ltd.,
Series 2013-IA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.86% 01/20/28
1,2,3
56,521 55,746
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
2.01% 07/20/29
1,2,3
62,114 61,554
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.18% 01/25/35
1,2
7,352 7,309
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
2.72% 02/25/35
2
215,000 211,735
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
2.32% 02/25/30
2
109,555 109,111
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
2.31% 10/25/34
1,2,3
100,000 96,409
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
2.23% 11/15/28
1,2,3
86,559 85,264
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.94% 04/15/29
1,2,3
45,943 45,250
Eaton Vance CLO Ltd.,
Series 2020-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.17%)
2.21% 10/15/34
1,2,3
150,000 144,909
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
1.83% 04/25/35
2
1,549 1,539
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Educational Funding of the South, Inc.,
Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
2.67% 03/25/36
2
$ 18,841 $ 18,819
Ford Credit Floorplan Master Owner Trust A,
Series 2019-3, Class A1
2.23% 09/15/24 250,000 250,009
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
2.21% 10/20/34
1,2,3
140,000 135,083
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
2.57% 05/25/34
1,2
57,659 57,516
LCM 29 Ltd.,
Series 29A, Class XR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.84% 04/15/31
1,2,3
90,909 89,944
Navient Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
2.13% 06/25/31
2
82,265 79,681
Navient Student Loan Trust,
Series 2017-2A, Class A
(LIBOR USD 1-Month plus 1.05%)
2.67% 12/27/66
1,2
65,366 64,964
Navient Student Loan Trust,
Series 2017-4A, Class A2
(LIBOR USD 1-Month plus 0.50%)
2.12% 09/27/66
1,2
29,152 29,094
Nelnet Student Loan Trust,
Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.58%)
2.20% 06/25/41
1,2
12,108 11,807
North Carolina State Education Authority,
Series A3, Class A3
(LIBOR USD 3-Month plus 0.90%)
2.08% 10/25/41
2
7,882 7,882
NYACK Park CLO Ltd.,
Series 2021-1A, Class X
(Cayman Islands)
(LIBOR USD 3-Month plus 0.65%)
1.71% 10/20/34
1,2,3
105,000 103,234
OCP CLO Ltd.,
Series 2017-14A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
2.63% 11/20/30
1,2,3
85,000 83,722
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
2.15% 02/24/37
1,2,3
115,000 111,858

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO Ltd.,
Series 2014-1A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
2.17% 01/17/31
1,2,3
$ 85,000 $ 83,721
PHEAA Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.15%)
2.77% 09/25/65
1,2
51,261 50,655
Progress Residential Trust,
Series 2019-SFR3, Class A
2.27% 09/17/36
1
119,002 115,081
Progress Residential Trust,
Series 2019-SFR4, Class A
2.69% 10/17/36
1
100,000 97,679
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
2.25% 10/20/30
1,2,3
130,000 127,730
SLM Student Loan Trust,
Series 2003-11, Class A6
(LIBOR USD 3-Month plus 0.55%)
2.38% 12/15/25
1,2
8,251 8,231
SLM Student Loan Trust,
Series 2004-1, Class A4
(LIBOR USD 3-Month plus 0.26%)
1.44% 10/27/25
2
13,736 13,705
SLM Student Loan Trust,
Series 2005-4, Class A3
(LIBOR USD 3-Month plus 0.12%)
1.30% 01/25/27
2
28,832 28,701
SLM Student Loan Trust,
Series 2005-5, Class A4
(LIBOR USD 3-Month plus 0.14%)
1.32% 10/25/28
2
68,014 67,146
SLM Student Loan Trust,
Series 2005-7, Class A4
(LIBOR USD 3-Month plus 0.15%)
1.33% 10/25/29
2
179,636 177,963
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
2.88% 07/25/23
2
94,339 94,372
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
2.28% 07/25/23
2
135,350 132,813
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
2.68% 04/25/23
2
35,453 35,273
SLM Student Loan Trust,
Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
2.57% 09/25/28
2
138,454 134,402
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
1.71% 01/25/29
2
$ 80,137 $ 76,550
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
2.17% 06/25/43
2
5,489 5,280
Sofi Professional Loan Program Trust,
Series 2021-B, Class AFX
1.14% 02/15/47
1
223,524 201,687
Sofi Professional Loan Program, LLC,
Series 2019-A, Class A2FX
3.69% 06/15/48
1
174,160 172,716
Total Asset-Backed Securities
(Cost $3,660,744) 3,593,382
CORPORATES — 36.00%*
Banking — 10.80%
Bank of America Corp.
3.00% 12/20/23
4
91,000 90,724
Bank of America Corp.
(MTN)
3.46% 03/15/25
4
550,000 543,066
Credit Suisse Group AG
(Switzerland)
2.59% 09/11/25
1,3,4
220,000 208,350
Discover Bank
(BKNT)
4.20% 08/08/23 125,000 125,415
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,4
200,000 187,027
HSBC Holdings PLC
(United Kingdom)
3.00% 03/10/26
3,4
315,000 300,712
ING Groep NV
(Netherlands)
3.87% 03/28/26
3,4
200,000 196,230
JPMorgan Chase & Co.
0.77% 08/09/25
4
110,000 102,202
0.97% 06/23/25
4
50,000 46,795
4.02% 12/05/24
4
290,000 289,219
Lloyds Banking Group PLC
(United Kingdom)
2.91% 11/07/23
3,4
200,000 199,459
3.87% 07/09/25
3,4
60,000 59,313
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
1,3,4
90,000 83,517
1.34% 01/12/27
1,3,4
70,000 61,633
3.19% 11/28/23
1,3,4
90,000 89,813
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
105,000 103,986
4.52% 06/25/24
3,4
75,000 74,845

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
3 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Santander UK Group Holdings PLC
(United Kingdom)
1.53% 08/21/26
3,4
$ 200,000 $ 179,337
3.37% 01/05/24
3,4
155,000 154,274
4.80% 11/15/24
3,4
75,000 75,042
Wells Fargo & Co.
2.19% 04/30/26
4
220,000 206,103
Wells Fargo & Co.
(MTN)
3.91% 04/25/26
4
110,000 108,288
3,485,350
Communications — 3.27%
AT&T, Inc.
(LIBOR USD 3-Month plus 1.18%)
2.90% 06/12/24
2
175,000 174,328
Charter Communications Operating LLC/Charter
Communications Operating Capital
(LIBOR USD 3-Month plus 1.65%)
2.94% 02/01/24
2
125,000 125,994
CSC Holdings LLC
4.13% 12/01/30
1
75,000 58,541
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
1,3
131,000 108,368
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
8.50% 10/15/24
†,1,3,5,6
20,000 —
9.75% 07/15/25
†,1,3,5,6,7,8
61,000 —
Qwest Corp.
7.25% 09/15/25 100,000 103,375
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
220,000 220,201
5.15% 03/20/28
1
50,000 50,447
T-Mobile USA, Inc.
2.25% 02/15/26 113,000 102,240
2.63% 04/15/26 124,000 112,642
1,056,136
Consumer Discretionary — 2.12%
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
100,000 99,109
GSK Consumer Healthcare Capital UK PLC
(United Kingdom)
3.13% 03/24/25
1,3
250,000 243,972
Hyatt Hotels Corp.
1.30% 10/01/23 140,000 135,483
Magallanes, Inc.
3.43% 03/15/24
1
210,000 205,888
684,452
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric — 1.75%
Alliant Energy Finance LLC
3.75% 06/15/23
1
$ 140,000 $ 140,155
American Electric Power Co., Inc.
2.03% 03/15/24 120,000 116,122
Dominion Energy, Inc.,
Series B
2.75% 09/15/22 150,000 149,880
El Paso Electric Co.
3.30% 12/15/22 50,000 50,017
FirstEnergy Transmission LLC
2.87% 09/15/28
1
128,000 108,389
564,563
Energy — 1.31%
Energy Transfer LP
4.25% 04/01/24 150,000 150,108
5.50% 06/01/27 12,000 12,191
Occidental Petroleum Corp.
0.00% 10/10/36
9
25,000 12,427
Plains All American Pipeline LP/PAA Finance Corp.
4.65% 10/15/25 125,000 124,374
Southern Co. Gas Capital Corp.
3.88% 11/15/25 100,000 98,276
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
1,3
9,450 9,014
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
16,875 14,872
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
1,800 1,681
422,943
Finance — 6.75%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.15% 02/15/24
3
150,000 145,867
Air Lease Corp.
2.25% 01/15/23 75,000 74,254
American Express Co.
2.25% 03/04/25 110,000 105,934
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
5,000 4,080
Capital One Financial Corp.
1.34% 12/06/24
4
120,000 115,042
Citigroup, Inc.
2.88% 07/24/23
4
225,000 225,043
3.35% 04/24/25
4
290,000 284,287
(LIBOR USD 3-Month plus 0.95%)
2.13% 07/24/23
2
30,000 29,931
Goldman Sachs Group, Inc. (The)
1.22% 12/06/23 90,000 86,869
3.27% 09/29/25
4
40,000 38,940

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc. (The)
(MTN)
(LIBOR USD 3-Month plus 1.60%)
3.20% 11/29/23
2
$ 75,000 $ 75,303
Morgan Stanley
(MTN)
0.53% 01/25/24
4
150,000 147,188
2.72% 07/22/25
4
400,000 386,117
Nationwide Building Society
(United Kingdom)
3.77% 03/08/24
1,3,4
75,000 74,824
4.36% 08/01/24
1,3,4
75,000 75,115
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
110,000 109,630
UBS Group AG
(Switzerland)
4.49% 05/12/26
1,3,4
200,000 199,421
2,177,845
Food — 0.18%
Post Holdings, Inc.
4.63% 04/15/30
1
68,000 57,491
Health Care — 3.54%
AbbVie, Inc.
3.75% 11/14/23 125,000 125,410
Bayer U.S. Finance II LLC
4.25% 12/15/25
1
165,000 163,122
Dignity Health
3.13% 11/01/22 50,000 49,949
Embecta Corp.
5.00% 02/15/30
1
45,000 38,143
Endo DAC/Endo Finance LLC/Endo Finco, Inc.
(Ireland)
6.00% 06/30/28
1,3
43,000 3,709
Fresenius U.S. Finance II, Inc.
4.50% 01/15/23
1
75,000 75,393
HCA, Inc.
5.00% 03/15/24 75,000 75,356
5.25% 06/15/26 185,000 184,174
Humana, Inc.
0.65% 08/03/23 85,000 82,390
3.85% 10/01/24 130,000 129,930
Royalty Pharma PLC
(United Kingdom)
0.75% 09/02/23
3
85,000 81,924
Thermo Fisher Scientific, Inc.
1.22% 10/18/24 140,000 132,824
1,142,324
Industrials — 1.10%
Artera Services LLC
9.03% 12/04/25
1
9,000 7,276
Berry Global, Inc.
0.95% 02/15/24 110,000 104,240
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
1.74% 05/05/26
2
$ 29,000 $ 27,536
(LIBOR USD 3-Month plus 0.48%)
1.89% 08/15/36
2
75,000 59,570
Mauser Packaging Solutions Holding Co.
5.50% 04/15/24
1
5,000 4,785
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.90% 03/22/23
1,3
150,000 149,995
353,402
Information Technology — 0.65%
Skyworks Solutions, Inc.
0.90% 06/01/23 110,000 106,608
VMware, Inc.
1.00% 08/15/24 110,000 103,036
209,644
Insurance — 0.89%
Athene Global Funding
(SOFR Index plus 0.70%)
1.99% 05/24/24
1,2
85,000 82,617
Nationwide Mutual Insurance Co.
4.12% 12/15/24
1,4
90,000 90,021
Trinity Acquisition PLC
(United Kingdom)
4.63% 08/15/23
3
110,000 110,662
Willis North America, Inc.
4.65% 06/15/27 5,000 4,924
288,224
Materials — 0.36%
Georgia-Pacific LLC
3.60% 03/01/25
1
115,000 114,177
Real Estate Investment Trust (REIT) — 2.05%
American Campus Communities Operating Partnership LP
3.75% 04/15/23 115,000 114,918
Camden Property Trust
2.95% 12/15/22 55,000 55,045
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 25,000 24,187
5.38% 11/01/23 190,000 190,134
Healthpeak Properties, Inc.
4.00% 06/01/25 60,000 59,888
Piedmont Operating Partnership LP
3.40% 06/01/23 125,000 124,415
Post Apartment Homes LP
3.38% 12/01/22 37,000 37,033
SL Green Operating Partnership LP
3.25% 10/15/22 50,000 50,017
VICI Properties LP/VICI Note Co., Inc.
4.50% 01/15/28
1
6,000 5,479
661,116

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
5 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Retail — 0.42%
1011778 BC ULC/New Red Finance, Inc.
(Canada)
4.00% 10/15/30
1,3
$ 45,000 $ 36,337
Dollar Tree, Inc.
4.00% 05/15/25 85,000 84,546
Michaels Cos., Inc. (The)
5.25% 05/01/28
1
20,000 15,760
136,643
Services — 0.41%
Global Payments, Inc.
1.50% 11/15/24 120,000 112,609
Waste Pro USA, Inc.
5.50% 02/15/26
1
23,000 20,462
133,071
Transportation — 0.40%
Canadian Pacific Railway Co.
(Canada)
1.35% 12/02/24
3
100,000 94,340
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 32,745 32,952
127,292
Total Corporates
(Cost $12,194,474) 11,614,673
MORTGAGE-BACKED — 30.72%**
Non-Agency Commercial Mortgage-Backed — 12.34%
1345 Avenue of the Americas & Park Avenue Plaza Trust,
Series 2005-1, Class A3
5.28% 08/10/35
1
33,164 33,269
ACAM Ltd.,
Series 2019-FL1, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.51%)
2.85% 11/17/34
1,2,3
115,018 113,322
AREIT Trust,
Series 2019-CRE3, Class A
(CME Term SOFR 1-Month plus 1.38%)
2.72% 09/14/36
1,2
84,748 83,007
BANK,
Series 2018-BN14, Class A2
4.13% 09/15/60 67,899 67,580
Barclays Commercial Mortgage Securities Trust,
Series 2018-BXH, Class A
(LIBOR USD 1-Month plus 1.00%)
2.32% 10/15/37
1,2
119,346 115,623
Beast Mortgage Trust,
Series 2021-SSCP, Class A
(LIBOR USD 1-Month plus 0.75%)
2.07% 04/15/36
1,2
250,000 238,758
Benchmark Mortgage Trust,
Series 2018-B6, Class A2
4.20% 10/10/51 192,770 192,244
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
BFLD Trust,
Series 2020-EYP, Class A
(LIBOR USD 1-Month plus 1.15%)
2.47% 10/15/35
1,2
$ 125,000 $ 121,188
BSPRT Issuer Ltd.,
Series 2019-FL5, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.15%)
2.47% 05/15/29
1,2,3
101,228 100,625
BX Commercial Mortgage Trust,
Series 2021-CIP, Class A
(LIBOR USD 1-Month plus 0.92%)
2.25% 12/15/38
1,2
130,000 126,295
BXMT Ltd.,
Series 2020-FL3, Class A
(Cayman Islands)
(SOFR30A plus 1.51%)
2.29% 11/15/37
1,2,3
410,000 405,901
CD Mortgage Trust,
Series 2017-CD4, Class A2
3.03% 05/10/50 119,089 117,808
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class AAB
2.69% 04/10/46 13,448 13,442
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class AAB
2.98% 04/10/48 46,635 46,092
Citigroup Commercial Mortgage Trust,
Series 2015-P1, Class AAB
3.47% 09/15/48 35,247 35,137
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.82% 10/15/45
4
274,449 160
Commercial Mortgage Trust,
Series 2013-CR11, Class ASB
3.66% 08/10/50 5,211 5,208
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.30% 03/10/46
4
1,141,686 5,678
Commercial Mortgage Trust,
Series 2013-LC6, Class XB (IO)
0.50% 01/10/46
1,4
1,750,000 2,167
Commercial Mortgage Trust,
Series 2015-LC23, Class A2
3.22% 10/10/48 120,017 118,818
Commercial Mortgage Trust,
Series 2015-PC1, Class A4
3.62% 07/10/50 80,904 79,965
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A
(LIBOR USD 1-Month plus 0.98%)
2.30% 05/15/36
1,2
245,000 241,058

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GPMT Ltd.,
Series 2019-FL2, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.30%)
2.93% 02/22/36
1,2,3
$ 12,560 $ 12,548
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.58% 08/10/43
1,4
1,554,751 6,964
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.00% 03/10/44
1,4
396,084 4
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class XA (IO)
0.88% 01/15/47
4
1,565,494 12,781
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.67% 04/15/47 73,055 70,638
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A3
3.10% 11/15/47 270,000 263,985
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C13, Class XA (IO)
0.20% 01/15/46
4
8,239,812 6,265
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.36% 04/15/46
4
3,068,353 18,305
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class XA (IO)
1.05% 01/15/49
4,5,6
644,944 17,324
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class XCL (IO)
0.43% 09/15/39
1,4
303,520 40
LoanCore Issuer Ltd.,
Series 2019-CRE2, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.13%)
2.45% 05/15/36
1,2,3
22,942 22,656
MF1 Ltd.,
Series 2020-FL4, Class A
(CME Term SOFR 1-Month plus 1.81%)
3.15% 11/15/35
1,2
220,000 218,588
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C13, Class ASB
3.56% 11/15/46 5,859 5,850
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class XA (IO)
1.09% 02/15/47
4
1,084,520 11,163
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C26, Class ASB
3.32% 10/15/48 52,540 52,015
One New York Plaza Trust,
Series 2020-1NYP, Class A
(LIBOR USD 1-Month plus 0.95%)
2.27% 01/15/36
1,2
94,000 90,360
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
PFP Ltd.,
Series 2019-6, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.05%)
2.56% 04/14/37
1,2,3
$ 8,300 $ 8,238
SREIT Trust,
Series 2021-MFP, Class A
(LIBOR USD 1-Month plus 0.73%)
2.05% 11/15/38
1,2
250,000 237,419
TMSQ Mortgage Trust,
Series 2014-1500, Class XA (IO)
0.28% 10/10/36
1,4
14,000,000 50,125
TRTX Issuer Ltd.,
Series 2019-FL3, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.26%)
2.74% 10/15/34
1,2,3
97,706 97,281
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.30% 08/10/49
1,4,5,6
3,000,000 776
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.55% 08/15/50 138,988 135,599
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6, Class A2
2.40% 11/15/49 30,832 30,832
Wells Fargo Commercial Mortgage Trust,
Series 2017-SMP, Class A
(LIBOR USD 1-Month plus 0.88%)
2.20% 12/15/34
1,2
200,000 197,415
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class A4
3.72% 05/15/47 118,863 116,476
WF-RBS Commercial Mortgage Trust,
Series 2014-C21, Class ASB
3.39% 08/15/47 21,405 21,372
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class ASB
3.52% 03/15/47 14,819 14,781
3,983,145
Non-Agency Mortgage-Backed — 7.73%
Alternative Loan Trust,
Series 2007-22, Class 2A16
6.50% 09/25/37 196,800 94,218
Asset-Backed Funding Certificates,
Series 2004-OPT4, Class M1
(LIBOR USD 1-Month plus 0.90%)
2.52% 02/25/34
2
94,546 94,378
Asset-Backed Funding Certificates,
Series 2006-OPT1, Class A2
(LIBOR USD 1-Month plus 0.28%)
1.90% 09/25/36
2
547 547

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
7 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust,
Series 2014-R7, Class 1A1
(LIBOR USD 1-Month plus 0.15%)
1.77% 05/26/36
1,2
$ 18,354 $ 18,387
Banc of America Funding Trust,
Series 2015-R7, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
0.92%)
1.24% 09/26/46
1,2
93,099 92,842
Centex Home Equity Loan Trust,
Series 2005-B, Class M2
(LIBOR USD 1-Month plus 0.65%)
2.27% 03/25/35
2
140,184 140,256
Centex Home Equity Loan Trust,
Series 2005-D, Class M4
(LIBOR USD 1-Month plus 0.92%)
2.54% 10/25/35
2
106,349 106,208
CIM Trust,
Series 2019-R1, Class A
3.25% 10/25/58
1,4
98,038 91,932
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,4
133,238 115,820
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class M2
(LIBOR USD 1-Month plus 0.68%)
2.30% 10/25/35
2
185,992 181,706
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
2.52% 10/25/47
2
66,266 63,927
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
2.22% 05/25/35
2
45,041 38,034
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB1, Class AF (STEP-reset date 08/25/22)
3.95% 01/25/33 6,735 6,319
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.74%)
2.35% 07/19/44
2
2,290 2,099
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.56%)
2.18% 03/25/36
2
33,773 33,331
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
2.90% 04/19/36
4
61,923 49,696
HarborView Mortgage Loan Trust,
Series 2005-4, Class 2A
2.83% 07/19/35
4
988 852
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1A
(LIBOR USD 1-Month plus 0.68%)
2.29% 06/20/35
2
111,120 105,403
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
1.78% 05/25/37
2
$ 60,315 $ 60,050
IndyMac Index Mortgage Loan Trust,
Series 2004-AR5, Class 2A1A
(LIBOR USD 1-Month plus 0.86%)
2.48% 08/25/34
2
6,755 6,002
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A1A
(LIBOR USD 1-Month plus 0.42%)
2.04% 05/25/46
2
76,374 71,611
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 2A1
2.98% 06/25/37
4
60,200 42,347
JPMorgan Mortgage Acquisition Trust,
Series 2005-WMC1, Class M3
(LIBOR USD 1-Month plus 0.71%)
2.33% 09/25/35
2
186,698 183,734
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
(LIBOR USD 1-Month plus 0.56%)
2.18% 10/25/34
2
100,360 97,354
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE7, Class A2B
(LIBOR USD 1-Month plus 1.00%)
2.62% 07/25/37
2
82,254 81,371
Option One Mortgage Loan Trust 2005-4 Asset-Backed
Certificates,
Series 2005-4, Class M2
(LIBOR USD 1-Month plus 0.69%)
2.31% 11/25/35
2
90,464 86,138
Option One Mortgage Loan Trust,
Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.44%)
2.06% 01/25/36
2
2,796 2,796
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WCW3, Class M1
(LIBOR USD 1-Month plus 0.72%)
2.34% 08/25/35
2
13,735 13,750
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A2
8.50% 11/25/31 4,097 1
Residential Asset Mortgage Products Trust,
Series 2006-NC3, Class M1
(LIBOR USD 1-Month plus 0.34%)
2.13% 03/25/36
2
96,713 95,885
Residential Asset Securities Corp.,
Series 2005-AHL2, Class M1
(LIBOR USD 1-Month plus 0.63%)
2.25% 10/25/35
2
42,297 42,187
Structured Asset Mortgage Investments II Trust,
Series 2006-AR1, Class 3A1
(LIBOR USD 1-Month plus 0.46%)
2.08% 02/25/36
2
63,847 58,393

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Terwin NIMs Trust,
Series 2004-13AL, Class 2PX (IO)
0.34% 08/25/34
1,5,6
$ 1,566,735 $ 18,890
VOLT XCIX, LLC,
Series 2021-NPL8, Class A1 (STEP-reset date 07/25/22)
2.12% 04/25/51
1
209,603 198,815
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus
1.40%)
1.88% 06/25/42
2
1,173 1,097
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 2AB2
(LIBOR USD 1-Month plus 0.84%)
2.46% 07/25/45
2
96,978 91,122
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-4, Class M3
(LIBOR USD 1-Month plus 0.75%)
2.37% 12/25/35
2
100,000 99,381
Wells Fargo Mortgage-Backed Securities Trust,
Series 2003-I, Class A1
2.49% 09/25/33
4
5,986 5,834
2,492,713
U.S. Agency Commercial Mortgage-Backed — 2.96%
Fannie Mae-Aces,
Series 2015-M4, Class X2 (IO)
0.27% 07/25/22
4
61,959 1
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K031, Class X1 (IO)
0.29% 04/25/23
4
20,143,473 25,152
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K033, Class X1 (IO)
0.40% 07/25/23
4
3,962,285 9,845
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K036, Class X1 (IO)
0.84% 10/25/23
4
5,117,112 37,349
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K044, Class X1 (IO)
0.87% 01/25/25
4
1,121,929 18,103
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K732, Class X3 (IO)
2.25% 05/25/46
4
250,000 14,639
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC01, Class X1 (IO)
0.54% 12/25/22
4
3,766,641 8,001
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.34% 06/25/27
4
991,994 35,751
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF88, Class AL
(LIBOR USD 1-Month plus 0.33%)
1.45% 09/25/30
2
$ 135,314 $ 134,561
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ30, Class A1
0.53% 01/25/25 311,029 300,257
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ31, Class A1
0.57% 05/25/26 108,176 103,246
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ32, Class A1
0.52% 06/25/25 101,848 97,154
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.76% 09/25/25
4
2,912,953 62,958
Ginnie Mae,
Series 2010-140, Class IO (IO)
0.00% 10/16/43
†,4,5
— —
Ginnie Mae,
Series 2014-157, Class C
3.15% 10/16/54
4
108,074 107,565
954,582
U.S. Agency Mortgage-Backed — 7.69%
Fannie Mae Pool 802665
(LIBOR USD 6-Month plus 1.74%)
2.86% 12/01/34
2
598 594
Fannie Mae Pool AL0851
6.00% 10/01/40 1,922 2,098
Fannie Mae REMICS,
Series 1997-91, Class SL (IO)
(-2.00 X LIBOR USD 1-Month plus 16.00%, 7.50% Cap)
7.50% 11/25/23
2
3,388 84
Fannie Mae REMICS,
Series 2002-21, Class FB
(LIBOR USD 1-Month plus 0.90%)
2.52% 04/25/32
2
25,686 25,954
Fannie Mae REMICS,
Series 2002-53, Class FY
(LIBOR USD 1-Month plus 0.50%)
2.12% 08/25/32
2
77,559 77,928
Fannie Mae REMICS,
Series 2003-11, Class FA
(LIBOR USD 1-Month plus 1.00%)
2.62% 09/25/32
2
3,869 3,856
Fannie Mae REMICS,
Series 2003-81, Class FE
(LIBOR USD 1-Month plus 0.50%)
2.12% 09/25/33
2
27,228 27,329

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
9 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2006-48, Class FL
(LIBOR USD 1-Month plus 0.40%)
2.02% 06/25/36
2
$ 35,671 $ 35,585
Fannie Mae REMICS,
Series 2006-8, Class NF
(LIBOR USD 1-Month plus 0.37%)
1.99% 03/25/36
2
31,753 31,615
Fannie Mae REMICS,
Series 2008-12, Class FA
(LIBOR USD 1-Month plus 0.67%)
2.29% 03/25/38
2
98,618 99,595
Fannie Mae REMICS,
Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
2.02% 10/25/40
2
3,247 3,258
Fannie Mae REMICS,
Series 2010-74, Class AF
(LIBOR USD 1-Month plus 0.54%)
2.16% 07/25/37
2
31,485 31,594
Freddie Mac REMICS,
Series 2684, Class F
(LIBOR USD 1-Month plus 0.90%)
2.22% 01/15/33
2
3,504 3,571
Freddie Mac REMICS,
Series 3231, Class FB
(LIBOR USD 1-Month plus 0.35%)
1.67% 10/15/36
2
60,543 60,208
Freddie Mac Strips,
Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
1.82% 06/15/42
2
8,605 8,618
UMBS (TBA)
2.50% 07/01/52 200,000 179,803
2.50% 08/01/52 475,000 426,473
3.00% 07/01/52 825,000 768,144
3.00% 08/01/52 275,000 256,201
3.50% 07/01/52 150,000 144,262
3.50% 08/01/52 75,000 72,029
4.00% 07/01/52 225,000 221,937
2,480,736
Total Mortgage-Backed
(Cost $10,727,244) 9,911,176
MUNICIPAL BONDS — 2.78%*
California — 0.62%
State of California General Obligation, Series B
2.50% 10/01/22 200,000 200,275
Colorado — 0.40%
City & County of Denver Airport System Revenue Bonds,
Series C
0.88% 11/15/23 135,000 130,840
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Florida — 0.28%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
2.32% 10/01/22 $ 90,000 $ 89,978
Maryland — 0.32%
City of Baltimore General Obligation, School Improvements,
Series C
5.00% 10/15/25 100,000 102,884
New York — 1.16%
City of New York General Obligation, Series D
0.43% 08/01/22 230,000 229,741
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series A2
2.15% 05/01/25 150,000 143,704
373,445
Total Municipal Bonds
(Cost $920,381) 897,422
Total Bonds — 80.64%
(Cost $27,502,843)
26,016,653
Issues Shares Value
COMMON STOCK — 0.07%
Communications — 0.07%
Intelsat Emergence SA
3,5,6,7
(Luxembourg) 772 21,809
Total Common Stock
(Cost $25,862)
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,3,5,6,7
(Luxembourg) 80 —
Intelsat Jackson Holdings SA, Series
B
†,3,5,6,7
(Luxembourg) 80 —
—
Total Rights
(Cost $–) —
Issues Shares Value
MUTUAL FUNDS — 3.35%
Mutual Funds — 3.35%
SPDR S&P 500 ETF Trust
10
2,866 1,081,199
Total Mutual Funds
(Cost $1,134,425)

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 10
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 8.48%
Money Market Funds — 4.82%
Dreyfus Government Cash Management Fund
1.35%
11
873,000 $ 873,000
Fidelity Investments Money Market Funds - Government
Portfolio
1.21%
11
20,267 20,267
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
1.38%
11
662,000 662,000
1,555,267
U.S. Agency Discount Notes — 3.66%
Federal Home Loan Bank
1.04%
12
06/14/24 $ 500,000 480,901
1.20%
12
12/23/24 495,000 471,934
1.61%
12
09/04/24 120,000 115,799
1.61%
12
09/04/24 115,000 112,108
1,180,742
Total Short-Term Investments
(Cost $2,785,267) 2,736,009
Total Investments - 92.54%
(Cost $31,448,397) 29,855,670
Cash and Other Assets, Less Liabilities - 7.46% 2,407,331
Net Assets - 100.00% $ 32,263,001
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2022.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $58,799, which is 0.18% of total net assets.
7
Non-income producing security.
8
Security is currently in default with regard to scheduled interest or principal payments.
9
Zero coupon bond. The rate shown is the effective yield as of June 30, 2022.
10
SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index
(the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500
Index. You can access the financial statements of this ETF by going to its homepage at
https://us.spdrs.com/en/etf/spdr-sp-500-etf-SPY.
11
Represents the current yield as of June 30, 2022.
12
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. See Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(CLO): Collateralized Loan Obligation
(ETF): Exchange-Traded Fund
(EUR): Euro
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(S&P): Standard & Poor’s
(SOFR): Secured Overnight Financing Rate
(SPDR): Standard & Poor’s Depositary Receipts
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 107,832 EUR 102,000 Citigroup Global Markets, Inc. 07/08/22 $ 1,140
EUR 102,000 USD 109,362 Citigroup Global Markets, Inc. 07/08/22 (2,670)
NET UNREALIZED DEPRECIATION $ (1,530)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
S&P 500 E-mini Index 164 09/16/22 $ 31,073,900 $ (2,671,481) $ (2,671,481)

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
11 / June 2022
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset was determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 12
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2022 is as follows:
ALPHATRAK 500 FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 1,555,267 $ — $ — $ 1,555,267
U.S. Agency Discount Notes — 1,180,742 — 1,180,742
Long-Term Investments:
Asset-Backed Securities — 3,593,382 — 3,593,382
Common Stock — — 21,809 21,809
Corporates — 11,614,673 — 11,614,673
Mortgage-Backed Securities — 9,874,186 36,990 9,911,176
Municipal Bonds — 897,422 — 897,422
Mutual Funds 1,081,199 — — 1,081,199
Rights — — — —
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 1,140 — 1,140
Liabilities:
Equity contracts (2,671,481) — — (2,671,481)
Foreign currency exchange contracts — (2,670) — (2,670)
Total $ (35,015) $ 27,158,875 $ 58,799 $ 27,182,659
*Other financial instruments include foreign currency exchange contracts and futures. Equity contracts include futures.

AlphaTrak 500 Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
13 / June 2022
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
ALPHATRAK
500 FUND
COMMON
STOCK
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2022 $ 23,160 $ 42,950
Accrued discounts/premiums — —
Realized gain (loss) — —
Change in unrealized (depreciation)* (1,351) (3,279)
Purchases — (115)
Sales — (2,566)
Transfers into Level 3** — —
Transfers out of Level 3** — —
Balance as of
June 30, 2022
$ 21,809 $ 36,990
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2022 was $(4,630) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2022.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2022, are as follows:
ALPHATRAK 500 FUND
FAIR VALUE AT
6/30/22
VALUATION
TECHNIQUE* UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Common Stock $21,809 Third-Party Vendor Vendor Prices $28.25 $28.25 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Mortgage-Backed
Securities-Non-Agency $18,890 Third-Party Vendor Vendor Prices $1.21 $1.21 Increase
Mortgage-Backed Securities-
Non-Agency Commercial
Mortgage-Backed $18,100 Third-Party Vendor Vendor Prices $0.03 - $2.69 $2.57 Increase
Mortgage-Backed Securities-
U.S. Agency Commercial
Mortgage-Backed $— Broker Quote Offered Quote $— $— Increase
Rights $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.